SEGMENT REPORTING - Schedule of Segment Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
2025 H1
Total assets	$ 43,979,226	$ 15,369,392	$ 15,369,392
Total liabilities	19,087,485	$ 9,174,817	9,174,817
IFM services [Member]
2025 H1
Total assets	15,476,191		2,896,892
Total liabilities	12,090,501		5,608,602
Manpower and outsourcing services [Member]
2025 H1
Total assets	6,052,427		8,022,029
Total liabilities	4,575,701		2,684,509
Other services [Member]
2025 H1
Total assets	6,296,774		0
Total liabilities	992,441		0
Unallocated [Member]
2025 H1
Total assets	16,153,834		4,450,471
Total liabilities	$ 1,428,842		$ 881,706